Note 7 - Balance Sheet Disclosures - Cash and Cash Equivalent (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note 7 - Balance Sheet Disclosures - Cash and Cash Equivalent (Details)
Bank balances	€ 132,947	€ 43,266
Allowance for expected credit losses	(8)	(2)
Total	€ 132,939	€ 43,264	€ 407	€ 1,515